Lease - Summary of Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Operating Leased Assets [Line Items]
Right-of-use assets	¥ 90,919	$ 12,869	¥ 102,824	¥ 92,075
Current portion of operating lease liabilities	31,961	4,524	31,878
Non-current operating lease liabilities	58,837	$ 8,328	70,110
Total operating lease liabilities	¥ 90,798		¥ 101,988	¥ 91,654